INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
INTANGIBLE ASSETS
Less: impairment charge		$ (13,117,788)
Less: accumulated amortization	$ (2,002,262)	(1,766,651)
Intangible assets, net	1,282,939	1,437,384
Land use rights, cost
INTANGIBLE ASSETS
Intangible assets, gross	567,337	545,689
Software, cost
INTANGIBLE ASSETS
Intangible assets, gross	1,305,535	14,417,696
Patent, cost
INTANGIBLE ASSETS
Intangible assets, gross	1,411,189	1,357,341
Other intangible assets, cost
INTANGIBLE ASSETS
Intangible assets, gross	$ 1,140	$ 1,097